Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income/(loss)		€ (164,476)	€ (127,218)	€ 10,704
Adjustments to reconcile net income/(loss) to net cash provided by:
Depreciation (property and equipment, internal-use software and website development)		4,421	5,996	8,213
Amortization of intangible assets	[1]	135	136	136
Goodwill and intangible assets impairment loss		196,127	184,642	0
Impairment of long-lived assets including internal-use software and website development		0	893	0
Share-based compensation		9,505	15,342	17,261
Deferred income taxes		(3,501)	(19,734)	8,856
Foreign exchange (gains)/losses		632	228	(1,554)
Expected credit losses, net		640	228	255
(Gain)/Loss on disposal of fixed assets		(18)	(6)	317
Gain from settlement of asset retirement obligation		0	0	(5)
Gain from lease termination and modification, net		0	0	(1,307)
Loss from equity method investment		221	401	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		6,691	(10,114)	(25,754)
Prepaid expenses and other assets		(3,565)	1,557	(2,510)
Accounts payable		(2,389)	5,291	6,897
Payroll liabilities		(935)	(835)	297
Accrued expenses and other liabilities		1,358	(677)	2,738
Deferred revenue		(513)	(485)	(576)
Taxes payable/receivable, net		(16,532)	10,623	8,568
Net cash provided by operating activities		27,801	66,268	32,536
Investing activities:
Purchase of investments		(25,225)	(50,000)	(1,351)
Proceeds from sales and maturities of investments		45,000	5,000	19,338
Business acquisition, net of cash acquired		0	0	(4,302)
Capital expenditures, including internal-use software and website development		(3,514)	(3,976)	(3,781)
Investment in equity-method investees		0	(5,951)	0
Proceeds from sale of fixed assets		28	17	114
Net cash provided by/(used in) investing activities		16,289	(54,910)	10,018
Financing activities:
Proceeds from exercise of option awards		365	118	1,270
Payment of withholding taxes on net share settlements of equity awards		(6,380)	0	0
Repayment of other non-current liabilities		(46)	(112)	(217)
Purchases of treasury stock		0	(19,627)	0
Dividend paid to shareholders		(184,381)	0	0
Net cash provided by/(used in) financing activities		(190,442)	(19,621)	1,053
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(385)	470	2,341
Net increase/(decrease) in cash, cash equivalents and restricted cash		(146,737)	(7,793)	45,948
Cash, cash equivalents and restricted cash at beginning of year		248,926	256,719	210,771
Cash, cash equivalents and restricted cash at end of year		102,189	248,926	256,719
Supplemental cash flow information:
Cash paid for interest		12	51	383
Cash received for interest		5,271	397	174
Cash paid for taxes, net of (refunds)		32,985	9,436	(4,848)
Non-cash investing and financing activities:
Fixed assets-related payable		€ 0	€ 0	€ 3

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136